Retirement Benefits - Effect of the Asset Ceiling (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
At beginning of period	¥ 330,739	¥ 110,075
Interest cost	4,896	1,277
Change in the asset ceiling	108,232	219,387
At end of period	¥ 443,867	¥ 330,739